RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

19.RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of offsetting future losses, enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to RMB604, RMB771 and RMB826 as of December 31, 2019, 2020 and 2021, respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB2,852 at December 31, 2021 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2021, approximately RMB3,678 is not available for distribution to the Group by its PRC subsidiaries in the form of dividends, loans or advances.

Pursuant to laws applicable to entities incorporated in the Europe, certain subsidiaries of the Group must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include general reserve which is not distributable as cash dividends or other cash disbursements and amounted to RMB11 as of December 31, 2021. In addition, due to restrictions on the distribution of share capital from the Deutsche Hospitality and its subsidiaries, the share capital of RMB4 at December 31, 2021 is considered restricted.